Investment Strategy - ProShares Ultra SpaceX	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.Space Exploration Technologies Corp. and its wholly-owned subsidiaries (“SpaceX”) operate three business segments: Space, Connectivity, and AI. The Space segment designs, manufactures and launches rockets, intended to be reusable, to space for commercial, civil, international and government customers. The Connectivity business segment operates a worldwide, high-speed broadband network using Starlink satellites to deliver connectivity to consumer, enterprise and government customers. The AI business segment operates a vertically integrated AI platform that includes the large language model, Grok, consumer and enterprise solutions, the real-time information, entertainment, and social media platform X, and computational infrastructure. SpaceX builds compute infrastructure and owns and operates AI training data center clusters. This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of SpaceX. The Fund, ProShares Trust and ProShare Advisor are not affiliated with SpaceX or SPCX. SPCX is registered or is expected to register under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Companies registered under the Exchange Act are subject to the informational requirements of the Exchange Act and are required to file reports and other information with the Securities and Exchange Commission. Information provided to or filed with the Securities and Exchange Commission by SPCX, pursuant to the Exchange Act, can be located by reference to the Securities and Exchange Commission file number 333-296070 through the Securities and Exchange Commission’s website at www.sec.gov. This information includes reports, proxy and information statements and other information regarding SPCX and SpaceX. In addition, information regardingSpaceX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund has derived all disclosures contained in this prospectus regarding SpaceX from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding SpaceX is accurate or complete. SPCX is expected to commence its IPO on or about June 12, 2026. Consequently, public information about the company’s operating history is limited. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SPCX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning SpaceX could affect the value of the Fund’s investments with respect to SPCX and therefore the value of the Fund.Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.The Fund will invest principally in the financial instruments listed below.●SPCX — The Fund may invest in SPCX.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, exchange-traded funds, interest rates or indexes. The Fund invests in derivatives (e.g. swap on SPCX) in order to gain leveraged exposure to SPCX. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in SPCX.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.○Money Market ETF — An exchange-traded money market fund managed by ProShare Advisors that holds U.S. Treasury bills, notes, or bonds.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next. The Fund generally seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund seeks to rebalance its portfolio each day so that its exposure to SPCX is consistent with the Daily Target. SPCX’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if SPCX has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if SPCX has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.